Shareholders' Equity (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shareholders' Equity Details Narrative [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, outstanding shares	5,907,255	5,907,255	5,907,255
Outstanding purchase of warrants (in shares)	640,000	640,000
Average exercise price (in dollars per share)	$ 14.00	$ 14.00
Warrant expiration date range start	Dec. 02, 2014	Dec. 02, 2014
Warrant expiration date range end	Apr. 30, 2015	Apr. 30, 2015
Preferred stock, authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001